SEMI ANNUAL
REPORT

SEPTEMBER 30, 1998


TEMPLETON GLOBAL
INFRASTRUCTURE FUND


[LOGO]
Franklin Templeton

PAGE


[PHOTO MARK G. HOLOWESKO]
MARK G. HOLOWESKO, CFA
President
Templeton Global Investment Trust



[CELEBRATING OVER 50 YEARS SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

PAGE


CONTENTS



Shareholder Letter ............... 1

Performance Summaries
   Class I ....................... 6
   Class II ...................... 8

Financial Highlights &
Statement of Investments .........10

Financial Statements .............16

Notes to Financial
Statements .......................19


                                 FUND CATEGORY

                                [PYRAMID GRAPH]



SHAREHOLDER LETTER



Your Fund's Goal: Templeton Global Infrastructure Fund seeks long-term capital growth by a flexible policy of investing at least 65% of its total assets in the equity and debt securities of U.S. and foreign companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation.


Dear Shareholder:

This semiannual report covers the six months ended September 30, 1998, a tumultuous time for world equity markets. During the period, Asia's economic malaise spread to other regions, causing abysmal stock market performance in developing countries and contributing to weakened equity performance in many developed markets. Although some European and North American indices reached new peaks during the period, most fell sharply in August and finished the period well below their highs. Within this environment, Templeton Global Infrastructure Fund - Class I posted a





You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.

PAGE


                            GEOGRAPHIC DISTRIBUTION
                           Based on Total Net Assets
                                    9/30/98

[GRAPH]

Europe                             35.4%

Latin America                      19.8%

Asia                               17.5%

United States                      16.2%

Canada                              6.2%

Australia & New Zealand             3.7%

Short-Term Investments &
  Other Net Assets                  1.2%



- 25.72% cumulative total return for the six-month period ended September 30, 1998, as discussed in the Performance Summary on page 6.

Economic troubles spreading around the globe during the reporting period had some positive effects initially as sluggish Asian economic growth and lower commodity prices contributed to benign global inflation and relatively low U.S. and European interest rates. However, these lower interest rates did little to benefit emerging markets because interest rates there did not fall in tandem with those of the U.S. and Europe. As capital fled emerging-market countries, some governments raised interest rates in an effort to convince investors to remain invested. These relatively high interest rates contributed to recessionary conditions and hurt corporate profits in many developing countries.

Infrastructure-related stocks, especially of companies deriving profits from projects in Brazil, Mexico, South Korea, China, and Argentina, generally performed poorly during the period under review. In places like Mexico and South Korea, for example, many stocks were priced as though recessionary conditions in those countries were permanent. Believing that such low valuations were extraordinary, we were able to find attractive investment opportunities for the Fund around the world. For instance, Ericsson Telecommunicacoes SA, pfd. is a Brazilian subsidiary of the well-known Swedish telecommunications company, L.M. Ericsson. We could have purchased shares in the parent company, but our analysis indicated the subsidiary could be a better

2

PAGE


TOP 10 HOLDINGS
9/30/98

COMPANY,                                               % OF TOTAL
INDUSTRY, COUNTRY                                      NET ASSETS
Iberdrola SA,
Utilities Electrical & Gas, Spain                            3.1%

YPF Sociedad Anonima, ADR,
Energy Sources, Argentina                                    2.7%

First Tractor Company Ltd.,
Machinery & Engineering, China                               2.5%

Autoliv Inc.,
Automobiles, Sweden                                          2.5%

British Steel Plc., ADR,
Metals & Mining, United Kingdom                              2.4%

Hong Kong
Telecommunications Ltd.,
Telecommunications, Hong Kong*                               2.4%

Motorola Inc.,
Electrical & Electronics, U.S.                               2.3%

Telefonica de Argentina
SA, B, ADR,
Telecommunications, Argentina                                2.3%

3Com Corp.,
Data Processing &
Reproduction, U.S.                                           2.2%

Gradall Industries Inc.,
Machinery & Engineering, U.S.                                2.1%

*Hong Kong reverted to the sovereignty of China on July 1, 1997.



value because its share price to earnings ratio was lower than that of the parent. We also were of the opinion that the Brazilian subsidiary had more favorable growth prospects than the parent company. Just a couple of months after the Fund purchased these shares, we were able to sell them for significantly more than what we had paid. We believe that our diligent and thorough analysis may uncover more such bargains for the Fund.

However, buying relatively inexpensive stocks can be a risky business, particularly in the short term, because such securities tend to have what stock analysts call "negative momentum." A stock's short-term performance can suffer when it is being sold primarily on emotion rather than reason, and the prices of some stocks that the Fund purchased during the period have fallen to what we consider ridiculously low valuations. In such situations, we may purchase additional shares when we believe our original reasons for purchasing these stocks have not changed.

During the period, we decreased the Fund's exposure to Europe from 42.9% of total net assets on March 31, 1998, to 35.4% on September 30, 1998. Our exposure to U.S. investments decreased from 17.9% to 16.2%. We increased the Fund's exposure to Latin America from 15.3% to 19.8%, and to Asia from 12.7% to 17.5%. Industry exposure shifted slightly, with increases in the energy sources and materials sectors and a small decrease in the capital equipment sector.

                                                                               3

PAGE


Looking forward, we do not expect the world's economic problems to fix themselves overnight. However, we believe it is reasonable to expect that the economies of most countries now experiencing recessionary conditions should start growing within three to five years. Although many of the investments we made in the six months under review were not profitable as of the end of the period, this does not necessarily mean that they were bad investments. During the reporting period, we purchased stocks for the Fund at what we believed to be uncommonly attractive prices, and believe that our time-tested style of value investing may benefit our shareholders in the future.

Please remember that this discussion reflects our views, opinions and portfolio holdings as of September 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our management and investment philosophy.

There are, of course, special risks involved with global investing related to market, currency, economic, social, political, and other factors. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means

4

PAGE


accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 939% in the last 15 years, but has suffered five declines of more than 20% during that time.(1) These risks and other considerations are discussed in the Fund's prospectus.

We appreciate your participation in Templeton Global Infrastructure Fund and welcome your comments or suggestions.

Sincerely,


/s/ Mark G. Holowesko


Mark G. Holowesko, CFA
President
Templeton Global Investment Trust




/s/ Tucker Scott

Tucker Scott
Portfolio Manager
Templeton Global Infrastructure Fund



1. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended September 30, 1998. Market returns are measured in Hong Kong dollars.

                                                                               5

PAGE


PERFORMANCE SUMMARY



CLASS I

Templeton Global Infrastructure Fund - Class I posted a - 25.72% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return represents the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, decreased $3.78, from $12.49 on March 31, 1998, to $8.71 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 4.0 cents ($0.0400) in dividend income, 2.5 cents ($0.0250) in short-term capital gains, and 68.5 cents ($0.6850) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.

6

PAGE


CLASS I
Periods ended 9/30/98


                                                                         SINCE
                                                                       INCEPTION
                                             1-YEAR        3-YEAR      (3/14/94)
Cumulative Total Return(1)                  -28.87%        -1.06%          5.07%

Average Annual Total Return(2)              -32.94%        -2.29%         -0.21%

Value of $10,000 Investment(3)               $6,706        $9,328         $9,903

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

From March 14, 1994 through April 15, 1995, expense waivers by the Fund's Business Manager increased the Fund's total return. If the Business Manager had not taken this action, total returns for Class I shares would have been lower.



Past performance is not predictive of future results.

                                                                               7

PAGE


CLASS II

Templeton Global Infrastructure Fund - Class II posted a -25.92% cumulative total return for the six-month period ended September 30, 1998. Cumulative total return represents the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $3.76, from $12.37 on March 31, 1998, to $8.61 on September 30, 1998. During the reporting period, shareholders received per-share distributions of 2.41 cents ($0.0241) in dividend income, 2.5 cents ($0.0250) in short-term capital gains, and 68.5 cents ($0.6850) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.

8

PAGE


CLASS II
Periods ended 9/30/98

                                                                          SINCE
                                                                        INCEPTION
                                              1-YEAR        3-YEAR       (5/1/95)
Cumulative Total Return(1)                   -29.34%        -2.92%          5.33%

Average Annual Total Return(2)               -30.74%        -1.33%          1.23%

Value of $10,000 Investment(3)                $6,924        $9,607        $10,426

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

                                                                               9

PAGE



TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Highlights

                                                                                    CLASS I
                                               ----------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                               SEPTEMBER 30, 1998      ----------------------------------------------------------
                                                  (UNAUDITED)           1998         1997         1996         1995        1994+
                                               ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period.....             $12.49            $11.54       $10.04        $9.43       $10.01      $10.00
                                               ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................                .11               .12          .17          .04          .07        .009
 Net realized and unrealized gains
   (losses)..............................              (3.14)             1.54         1.45         1.03         (.61)       .001
                                               ----------------------------------------------------------------------------------
Total from investment operations.........              (3.03)             1.66         1.62         1.07         (.54)        .01
                                               ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................               (.04)             (.18)        (.07)        (.05)        (.04)         --
 Net realized gains......................               (.71)             (.53)        (.05)        (.41)          --          --
                                               ----------------------------------------------------------------------------------
Total distributions......................               (.75)             (.71)        (.12)        (.46)        (.04)         --
                                               ----------------------------------------------------------------------------------
Net asset value, end of period...........              $8.71            $12.49       $11.54       $10.04        $9.43      $10.01
                                               ----------------------------------------------------------------------------------
                                               ----------------------------------------------------------------------------------
Total Return*............................           (25.72)%            15.00%       16.22%       11.79%      (5.41)%        .10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........            $18,519           $28,910      $28,011      $21,590      $18,717        $101
Ratios to average net assets:
 Expenses................................              1.88%**           1.82%        2.08%        2.32%        1.25%       1.25%**
 Expenses, excluding waiver and payments
   by affiliate..........................              1.88%**           1.82%        2.08%        2.37%        3.25%      32.02%**
 Net investment income...................              1.91%**            .89%        1.59%         .40%        1.38%       1.89%**
Portfolio turnover rate..................             26.61%            27.26%       23.52%       38.22%        3.21%        .00%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period March 14, 1994 (commencement of operations) to March 31, 1994.

 10

PAGE

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Highlights (continued)

                                                                                         CLASS II
                                                                  -------------------------------------------------------
                                                                   SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                                                  SEPTEMBER 30, 1998      -------------------------------
                                                                     (UNAUDITED)           1998         1997       1996+
                                                                  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $12.37            $11.46       $9.99       $9.73
                                                                  -------------------------------------------------------
Income from investment operations:
 Net investment income (loss)...............................                .07               .03         .11        (.02)
 Net realized and unrealized gains (losses).................              (3.10)             1.52        1.43         .73
                                                                  -------------------------------------------------------
Total from investment operations............................              (3.03)             1.55        1.54         .71
                                                                  -------------------------------------------------------
Less distributions from:
 Net investment income......................................               (.02)             (.11)       (.02)       (.04)
 Net realized gains.........................................               (.71)             (.53)       (.05)       (.41)
                                                                  -------------------------------------------------------
Total distributions.........................................               (.73)             (.64)       (.07)       (.45)
                                                                  -------------------------------------------------------
Net asset value, end of period..............................              $8.61            $12.37      $11.46       $9.99
                                                                  -------------------------------------------------------
                                                                  -------------------------------------------------------
Total Return*...............................................           (25.92)%            14.13%      15.48%       7.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................             $2,974            $4,209      $2,844      $1,379
Ratios to average net assets:
 Expenses...................................................              2.53%**           2.47%       2.73%       2.97%**
 Net investment income (loss)...............................              1.26%**            .17%        .98%      (.88)%**
Portfolio turnover rate.....................................             26.61%            27.26%      23.52%      38.22%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to March 31, 1996.

                       See Notes to Financial Statements.
                                                                              11

PAGE

 TEMPLETON GLOBAL INFRASTRUCTURE FUND
 STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED)

                                                                  COUNTRY         SHARES          VALUE
 ---------------------------------------------------------------------------------------------------------
 COMMON STOCKS 93.3%
 AUTOMOBILES 3.6%
 Autoliv Inc. ...............................................      Sweden            5,100     $   156,883
 Autoliv Inc., fgn. .........................................      Sweden           13,700         376,750
 Weifu Fuel Injection Co. Ltd. ..............................      China           800,000         238,498
                                                                                               -----------
                                                                                                   772,131
                                                                                               -----------
 BUILDING MATERIALS & COMPONENTS 6.0%
 Anglian Group Plc. .........................................  United Kingdom       40,000         123,037
 Cementos Diamante SA, ADR, 144A ............................     Colombia          28,500          85,500
 Det Danske Traelastkompagni AS..............................     Denmark            4,300         372,148
 Plettac AG..................................................     Germany            3,100         263,380
 Svedala Industri, A.........................................      Sweden           28,500         436,531
                                                                                               -----------
                                                                                                 1,280,596
                                                                                               -----------
 BUSINESS & PUBLIC SERVICES .7%
 TNT Post Group NV...........................................  Netherlands           6,200         157,874
                                                                                               -----------
 CONSTRUCTION & HOUSING .5%
 Sociedade Construcoes Soares da Costa SA....................    Portugal          14,200          108,604
                                                                                               -----------
 DATA PROCESSING & REPRODUCTION 3.4%
*3Com Corp. ................................................  United States        16,000          481,000
*Newbridge Networks Corp. ..................................      Canada           14,400          258,300
                                                                                               -----------
                                                                                                   739,300
                                                                                               -----------
 ELECTRICAL & ELECTRONICS 4.4%
 Gold Peak Industries (Holdings) Ltd. .......................   Hong Kong         352,000           59,965
 Motorola Inc. .............................................. United States        11,600          495,175
 Philips Electronics NV......................................  Netherlands          7,100          382,298
                                                                                               -----------
                                                                                                   937,438
                                                                                               -----------
 ENERGY SOURCES 4.8%
*Northstar Energy Corp. ....................................      Canada           24,700          172,359
*Ranger Oil Ltd. ...........................................      Canada           41,100          269,719
 YPF Sociedad Anonima, ADR...................................   Argentina          22,200          577,200
                                                                                               -----------
                                                                                                 1,019,278
                                                                                               -----------
 FINANCIAL SERVICES .9%
 Housing Development Finance Corp. Ltd. .....................     India             3,255          185,653
                                                                                               -----------
 FOREST PRODUCTS & PAPER 2.4%
 Munksjo AB..................................................     Sweden           39,000          256,366
 Weyerhaeuser Co. ........................................... United States         6,000          253,125
                                                                                               -----------
                                                                                                   509,491
                                                                                               -----------

 12

PAGE
 TEMPLETON GLOBAL INFRASTRUCTURE FUND
 STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY         SHARES          VALUE
 ---------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 INDUSTRIAL COMPONENTS 4.6%
 BTR Plc. ...................................................  United Kingdom      156,812     $   283,809
 Granges AB..................................................      Sweden            9,850         119,440
 Madeco Manufacturera de Cobre SA, ADR.......................      Chile            24,600         169,125
*Shaw Group Inc. ...........................................   United States         9,400          81,075
 Weir Group Plc. ............................................  United Kingdom      112,800         332,588
                                                                                               -----------
                                                                                                  986,037
                                                                                               -----------
 MACHINERY & ENGINEERING 7.9%
 First Tractor Company Limited...............................      China         2,114,000         545,654
*Gradall Industries Inc. ...................................   United States        30,000         442,500
 Maezawa Kyuso Industries Co. ...............................      Japan            64,000         258,595
 SNC-Lavalin Group Inc., A...................................      Canada           31,800         208,361
 VA Technologie AG...........................................     Austria            2,680         242,944
                                                                                               -----------
                                                                                                1,698,054
                                                                                               -----------
 MERCHANDISING 1.0%
 Grupo Imsa SA de CV, ADR....................................      Mexico           22,200         216,450
                                                                                               -----------
 METALS & MINING 5.3%
 British Steel Plc., ADR.....................................  United Kingdom       28,700         521,981
 Minorco SA, ADR.............................................    Luxembourg         16,900         173,225
 Oregon Steel Mills Inc. ....................................  United States        27,100         318,425
 Pohang Iron & Steel Co. Ltd. ...............................   South Korea          3,400         134,092
                                                                                               -----------
                                                                                                1,147,723
                                                                                               -----------
 MISC MATERIALS & COMMODITIES .9%
 Agrium Inc. ................................................      Canada           23,200         197,200
                                                                                               -----------
 MULTI-INDUSTRY 4.1%
 Alfa SA de CV, A ...........................................      Mexico           58,500         149,264
 Foster Wheeler Corp. .......................................  United States         7,500         103,125
 La Cemento Nacional SA, GDR.................................     Ecuador              400          52,000
 La Cemento Nacional SA, GDR, 144A...........................     Ecuador            1,400         182,000
 Metra OY, B.................................................     Finland           20,600         400,778
                                                                                               -----------
                                                                                                  887,167
                                                                                               -----------
 REAL ESTATE 1.9%
 City Developments Ltd. .....................................    Singapore          52,000         114,204
 Taylor Woodrow Plc. ........................................  United Kingdom       97,300         300,941
                                                                                               -----------
                                                                                                  415,145
                                                                                               -----------
 TELECOMMUNICATIONS 19.8%
 AT&T Corp. .................................................  United States         6,250         365,234
 Compania Anonima Nacional Telefonos de Venezuela, ADR.......    Venezuela          11,200         190,400
*Embratel Participacoes SA..................................      Brazil        9,665,900          80,739
 Hong Kong Telecommunications Ltd. ..........................    Hong Kong         260,000         511,712

                                                                              13

PAGE
 TEMPLETON GLOBAL INFRASTRUCTURE FUND
 STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY         SHARES          VALUE
 ---------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 TELECOMMUNICATIONS (CONT.)
 Koninklijke KPN NV..........................................   Netherlands          6,200     $   191,422
*Mastec Inc. ...............................................  United States         24,000         387,000
*Millicom International Cellular SA.........................    Luxembourg          11,100         273,338
 Northern Telecom, Ltd. .....................................      Canada            6,900         220,800
 SBC Communications Inc. ....................................      Mexico            7,900         334,763
*Tele Celular Sul Participacoes SA..........................      Brazil         9,665,900           7,340
*Tele Centro Oeste Celular Participacoes SA.................      Brazil         9,665,900           5,138
*Tele Centro Sul Participacoes SA...........................      Brazil         9,665,900          61,574
*Tele Leste Celular Participacoes SA........................      Brazil         9,665,900           2,691
*Tele Nordeste Celular Participacoes SA.....................      Brazil         9,665,900           4,159
*Tele Norte Celular Participacoes SA........................      Brazil         9,665,900           2,039
*Tele Norte Leste Participacoes SA..........................      Brazil         9,665,900          61,166
*Tele Sudeste Celular Participacoes SA......................      Brazil         9,665,900          16,311
 Telecom Italia SpA, di Risp.................................      Italy            65,050         303,392
 Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil        9,665,900           2,039
 Teledanmark AS, ADS.........................................     Denmark            4,660         224,263
 Telefonica de Argentina SA, B, ADR..........................    Argentina          16,600         488,663
 Telefonica del Peru SA, B...................................       Peru           115,000         141,231
 Telefonos de Mexico SA (Telmex), ADR, L.....................      Mexico            4,010         177,443
*Telemig Celular Participacoes SA...........................      Brazil         9,665,900           5,423
*Telesp Celular Participacoes SA............................      Brazil         9,665,900          40,778
*Telesp Participacoes SA....................................      Brazil         9,665,900         151,692
                                                                                               -----------
                                                                                                 4,250,750
                                                                                               -----------
 TRANSPORTATION 7.5%
 Air New Zealand Ltd., B.....................................   New Zealand        134,000         105,966
*Fritz Companies Inc. ......................................     United States      27,200         185,300
 Great Eastern Shipping Co. Ltd., GDR, 144A..................      India            46,900         120,768
 Guangshen Railway Co. Ltd., ADR.............................      China            60,750         406,266
 GZI Transport Ltd. .........................................      China            86,000          17,980
*GZI Transport Ltd., wts., 144A.............................       China            17,200              22
 Mayne Nickless Ltd., A......................................    Australia          70,400         375,249
*Osprey Maritime Ltd. ......................................     Singapore         349,500         103,728
 Qantas Airways Ltd., ADR, 144A..............................    Australia          19,300         301,466
                                                                                               -----------
                                                                                                 1,616,745
                                                                                               -----------
 UTILITIES ELECTRICAL & GAS 13.6%
*Centrica Plc. .............................................   United Kingdom      175,000         337,545
*CEZ AS.....................................................   Czech Republic        9,600         177,628
 Gener SA, ADR...............................................      Chile             8,700         129,956
 Guangdong Electric Power Development Co Ltd., B.............      China         1,060,800         361,426
 Hong Kong Electric Holdings Ltd. ...........................    Hong Kong          99,500         342,218
 Iberdrola SA................................................      Spain            39,600         660,627
 Korea Electric Power Corp. .................................   South Korea         10,300         142,937
 National Power Plc. ........................................  United Kingdom       20,000         184,046

 14

PAGE


TEMPLETON GLOBAL INFRASTRUCTURE FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Shandong Huaneng Power Development Co. Ltd., ADR............      China            49,400     $   222,300
Texas Utilities Holding Co. ................................  United States         8,000         372,500
                                                                                              -----------
                                                                                                2,931,183
                                                                                              -----------
TOTAL COMMON STOCKS (COST $24,801,593)......................                                   20,056,819
                                                                                              -----------
PREFERRED STOCKS 5.5%
Ballast Nedam NV, ctf., cvt., pfd. .........................   Netherlands          7,608         254,266
Banco Bradesco SA, pfd. ....................................      Brazil       38,400,000         226,797
Brasmotor SA, pfd. .........................................      Brazil        2,200,000         190,263
Cia Vale do Rio Doce, ADR, pfd. ............................      Brazil           15,200         230,847
Confab Industrial SA, pfd. .................................      Brazil          121,000         102,092
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil        1,679,000         172,816
                                                                                              -----------
TOTAL PREFERRED STOCKS (COST $1,825,870)....................                                    1,177,081
                                                                                              -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $26,627,463)..............................................                                   21,233,900
                                                                                              -----------

                                                                               PRINCIPAL
                                                                                AMOUNT**
                                                                               ----------
REPURCHASE AGREEMENT 1.6%
(a)Swiss Bank Corp., 5.50%, 10/01/98 (Maturity Value
  $339,052) (COST $339,000) Collateralized by U.S. Treasury
  Notes and Bonds...........................................                   $  339,000         339,000
                                                                                              -----------
TOTAL INVESTMENTS (COST $26,966,463) 100.4%.................                                   21,572,900
OTHER ASSETS, LESS LIABILITIES (.4%)........................                                      (80,246)
                                                                                              -----------
TOTAL NET ASSETS 100.0%.....................................                                  $21,492,654
                                                                                              -----------
                                                                                              -----------

*Non-income producing.
**Securities traded in U.S. dollars.
(a)At September 30, 1998, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
                                                                              15

PAGE

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $26,627,463).....    $21,233,900
 Repurchase agreement, at value and cost....................        339,000
 Cash.......................................................         77,276
 Receivables:
  Fund shares sold..........................................          7,252
  Dividends and interest....................................         79,988
                                                                -----------
      Total assets..........................................     21,737,416
                                                                -----------
Liabilities:
 Payables:
  Fund shares redeemed......................................        188,355
  To affiliates.............................................         33,181
 Accrued expenses...........................................         23,226
                                                                -----------
      Total liabilities.....................................        244,762
                                                                -----------
Net assets, at value........................................    $21,492,654
                                                                -----------
                                                                -----------
Net assets consist of:
 Undistributed net investment income........................    $   243,668
 Net unrealized depreciation................................     (5,393,563)
 Accumulated net realized gain..............................      1,230,100
 Beneficial shares..........................................     25,412,449
                                                                -----------
Net assets, at value........................................    $21,492,654
                                                                -----------
                                                                -----------
CLASS I:
 Net asset value per share ($18,518,915 / 2,125,565 shares
   outstanding).............................................          $8.71
                                                                -----------
                                                                -----------
 Maximum offering price per share ($8.71 / 94.25%)..........          $9.24
                                                                -----------
                                                                -----------
CLASS II:
 Net asset value per share ($2,973,739 / 345,541 shares
   outstanding)*............................................          $8.61
                                                                -----------
                                                                -----------
 Maximum offering price per share ($8.61 / 99.00%)..........          $8.70
                                                                -----------
                                                                -----------

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $45,689)
 Dividends..................................................    $  517,690
 Interest...................................................        13,741
                                                                ----------
      Total investment income...............................                     $   531,431
Expenses:
 Management fees (Note 3)...................................       105,092
 Administrative fees (Note 3)...............................        21,019
 Distribution fees (Note 3)
  Class I...................................................        42,488
  Class II..................................................        19,052
 Transfer agent fees (Note 3)...............................        24,000
 Custodian fees.............................................        12,450
 Reports to shareholders....................................        19,000
 Registration and filing fees...............................        16,000
 Professional fees..........................................         9,000
 Trustees' fees and expenses................................         1,000
 Amortization of organization costs.........................         7,071
 Other......................................................            31
                                                                ----------
      Total expenses........................................                         276,203
                                                                                 -----------
            Net investment income...........................                         255,228
                                                                                 -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     1,268,193
  Foreign currency transactions.............................        (5,368)
                                                                ----------
      Net realized gain.....................................                       1,262,825
      Net unrealized depreciation on investments............                      (9,391,093)
                                                                                 -----------
Net realized and unrealized loss............................                      (8,128,268)
                                                                                 -----------
Net decrease in net assets resulting from operations........                     $(7,873,040)
                                                                                 -----------
                                                                                 -----------

                       See Notes to Financial Statements.
                                                                              17

PAGE

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1998         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................       $    255,228           $   273,899
  Net realized gain from investments and foreign currency
    transactions............................................          1,262,825             3,099,177
  Net unrealized appreciation (depreciation) on
   investments..............................................         (9,391,093)              902,736
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................         (7,873,040)            4,275,812
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................            (87,391)             (422,396)
   Class II.................................................             (8,657)              (32,529)
  Net realized gains:
   Class I..................................................         (1,567,202)           (1,282,490)
   Class II.................................................           (250,238)             (182,774)
 Beneficial share transactions (Note 2):
   Class I..................................................         (1,970,276)           (1,276,300)
   Class II.................................................            130,685             1,184,703
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................        (11,626,119)            2,264,026
Net assets:
 Beginning of period........................................         33,118,773            30,854,747
                                                                ---------------------------------------
 End of period..............................................       $ 21,492,654           $33,118,773
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................       $    243,668           $    84,488
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Infrastructure Fund (the Fund), is a separate diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth by a flexible policy of investing at least 65% of its total assets in the equity and debt securities of U.S. and foreign companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation throughout the world. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              19

PAGE


TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                                  SEPTEMBER 30, 1998                 MARCH 31, 1998
                                                                ---------------------------------------------------------
                                                                 SHARES       AMOUNT             SHARES         AMOUNT
                                                                ---------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................     172,236    $ 1,717,240           608,694    $  7,533,785
Shares issued on reinvestment of distributions..............     137,236      1,580,954           141,485       1,611,708
Shares redeemed.............................................    (498,603)    (5,268,470)         (862,774)    (10,421,793)
                                                                ---------------------------------------------------------
Net decrease................................................    (189,131)   $(1,970,276)         (112,595)   $ (1,276,300)
                                                                ---------------------------------------------------------
                                                                ---------------------------------------------------------

 20

PAGE


TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                SIX MONTHS ENDED                 YEAR ENDED
                                                               SEPTEMBER 30, 1998              MARCH 31, 1998
                                                              ----------------------------------------------------
                                                              SHARES      AMOUNT            SHARES       AMOUNT
                                                              ----------------------------------------------------
CLASS II SHARES:
Shares sold.................................................   43,687    $ 479,582          177,194    $ 2,175,334
Shares issued on reinvestment of distributions..............   21,663      247,181           18,209        205,125
Shares redeemed.............................................  (59,965)    (596,078)        (103,342)    (1,195,756)
                                                              ----------------------------------------------------
Net increase................................................    5,385    $ 130,685           92,061    $ 1,184,703
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1998 the unreimbursed costs were $1,311,786. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $6,012 and $447, respectively.

                                                                              21

PAGE


TEMPLETON GLOBAL INFRASTRUCTURE FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $ 1,892,956
Unrealized depreciation.....................................     (7,286,519)
                                                                -----------
Net unrealized depreciation.................................    $(5,393,563)
                                                                ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1998 aggregated $7,202,295 and $9,590,202, respectively.

 22

PAGE


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PAGE



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PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           09/98

PAGE


TEMPLETON GLOBAL
INFRASTRUCTURE FUND

PRINCIPAL UNDERWRITER:
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by a current prospectus of Templeton Global Infrastructure Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

413 S98 11/98                                  [LOGO] Printed on recycled paper